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                     SUPPLEMENT DATED MAY 16, 1997 TO THE
 PROSPECTUS DATED MAY 1, 1996 FOR THE PACIFIC SELECT FLEXIBLE PREMIUM VARIABLE
       LIFE INSURANCE POLICY AND THE PROSPECTUSES DATED MAY 1, 1997 FOR PACIFIC SELECT EXEC, PACIFIC SELECT CHOICE AND PACIFIC SELECT ESTATE PRESERVER
                                 LAST SURVIVOR
  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES AND PACIFIC SELECT ESTATE
                                   MAXIMIZER
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
 AND PACIFIC SELECT VARIABLE ANNUITY, PACIFIC ONE VARIABLE ANNUITY AND PACIFIC
                                  PORTFOLIOS
           VARIABLE ANNUITY (EACH A "VARIABLE CONTRACT PROSPECTUS")
             EACH ISSUED BY PACIFIC MUTUAL LIFE INSURANCE COMPANY

  Effective June 1, 1997, the chart shown under the Pacific Select Fund section of the Variable Contract Prospectus and under the "Your Investment Options" section of the Pacific One Variable Contract Prospectus is amended to indicate that Morgan Stanley Asset Management Inc., is the Portfolio Manager for the International Portfolio.



VUL Form No. 15-20687-00
VA Form No. SSP597